SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets – non-current	¥ 11,726	¥ 11,589
Total operating lease assets	11,726	11,589
Operating lease liabilities – current	7,423	8,772
Operating lease liabilities – non-current	3,509	2,023
Total operating lease liabilities	¥ 10,932	¥ 10,795	¥ 9,100